Summary of significant accounting policies - Property and equipment, net (Details)	12 Months Ended
Dec. 31, 2022
Vehicles
Property and equipment, net
Estimated useful lives	5 years
Maximum | Bikes and e-bikes
Property and equipment, net
Estimated useful lives	3 years
Maximum | Computers and equipment
Property and equipment, net
Estimated useful lives	5 years
Maximum | Others
Property and equipment, net
Estimated useful lives	40 years
Minimum | Bikes and e-bikes
Property and equipment, net
Estimated useful lives	2 years
Minimum | Computers and equipment
Property and equipment, net
Estimated useful lives	2 years
Minimum | Others
Property and equipment, net
Estimated useful lives	5 years